Segment Reporting and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Geographic Net Revenues and Long-Lived Assets
	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands USD)	2021	2020	2021	2020
United States	$26,925	$28,212	$76,868	$88,927
Latin America	13,495	11,902	39,705	40,586
Total	$40,420	$40,114	$116,573	$129,513
(in thousands USD)	September 30, 2021	December 31, 2020
United States	$6,351	$7,748
Latin America	3,584	3,803
Total long-lived assets	$9,935	$11,551

	Year ended December 31,
(in thousands USD)	2020	2019	2018
United States	$113,073	$84,931	$13,721
Latin America and other(a)	50,914	88,764	96,806
Total	$163,987	$173,695	$110,527
	December 31,
(in thousands USD)	2020	2019
United States	$7,748	$8,842
Latin America	3,803	5,184
Total long-lived assets	$11,551	$14,026